Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-Based Compensation
Restricted Common Stock Awards and Restricted Stock Units
A summary of the restricted common stock awards (“RSAs”) and restricted stock units (“RSUs”) activity for the six months ended June 30, 2022 is as follows:

	Number of RSAs	Average Grant-Date Fair Value	Number of RSUs	Average Grant-Date Fair Value
Unvested at December 31, 2021	5,479,451	$1.80	$2,395,789	$9.73
Granted	—	$—	$8,300,343	$5.96
Forfeited	—	$—	$(121,145)	$9.77
Vested	(208,682)	$2.66	$(267,033)	$9.26

Unvested and outstanding at June 30, 2022	5,270,769	$1.77	10,307,954	$6.71

The total expense of RSAs for the three and six months ended June 30, 2022 was
$841
thousand and $1,758 thousand. As of June 30, 2022, the total compensation cost related to unvested RSAs not yet recognized is
$4,462
thousand. Expense for unvested RSAs not yet recognized is expected to be recognized over a weighted average period of
 1.97 years.

The total expense value of RSUs for the three and six months ended June 30, 2022 was
$10,855
thousand and $20,951 thousand. There was
 no
expense for RSUs for the three and six months ended June 30, 2021. As of June 30, 2022, the total compensation cost related to unvested RSUs not yet recognized is
$47,617
thousand. Expense for unvested RSUs not yet recognized is expected to be recognized over a weighted average period of
 2.61 years.

12. Stock-Based Compensation
In 2020, the Company adopted an Equity Incentive Plan (the “2020 Plan”) pursuant to which the Company’s Board of Directors could grant stock awards to employees and service providers. According to the 2020 Plan, incentive stock options may only be granted to eligible employees.
Non-statutory
stock options, stock appreciation rights, restricted stock, RSUs, and employee stock purchase plan were also included in the 2020 Plan, which could be granted to service providers. A total of 2,250,000 shares of restricted common stock were originally reserved for issuance. The 2020 Plan was amended to adjust the total number of shares available for issuance under the 2020 Plan to 3,250,000 of which 2,541,501 awards had been made as of November 19, 2021 (prior to the close of the Business Combination). In October 2021, the Company adopted a new Equity Incentive Plan (the “2021 Plan”), which replaced the 2020 Plan. The 2020 Plan terminate upon the effectiveness of the 2021 Plan, at which time the outstanding awards previously granted thereunder were assumed by the Company. Following termination of the 2020 Plan, no new awards will be granted under such plan but previously granted awards will continue to be subject to the terms and conditions of the 2020 Plan and the stock award agreements pursuant to which such awards were granted. Under the 2021 Plan, the Company can grant stock options, stock appreciation rights, restricted stock, restricted stock units and certain other awards which are settled in the form of common shares under the 2021 Plan.
As part of the close of the Business Combination, the awards outstanding under the 2020 Plan were split by using the exchange rate of 4.969669 resulting in 12,630,417 awards outstanding.
Restricted Common Stock Awards
The Company granted change in control restricted common stock awards (RSAs) under the 2020 Plan. Upon a “change in control” (as defined in the 2020 Plan) of Local Bounti, the change in control restricted common stock awards would vest in full. If a “qualified public offering” of the common stock of Local Bounti occurred (as defined in the 2020 Plan, which includes the consummation of the Business Combination) prior to a change in control, then the change in control restricted common stock would vest upon the vesting schedule set forth in the 2020 Plan or individual award agreements. The fair value of the restricted common stock-based compensation awards was determined using the fair market value of the Company’s common stock on the date of the grant as determined by the Board.
In November 2021, Legacy Local Bounti and certain restricted stockholders amended their change in control restricted stock awards to remove the vesting trigger and converted the vesting to four-year time-based vesting, with 10% vesting on the first anniversary of the original vesting commencement date and 30% vesting on each anniversary thereafter, subject to the grantee’s continued service on each applicable vesting date. As the vesting trigger was removed, the Company was required to recognize the compensation expenses through the Consolidated Statement of Operations.
A summary of the change in control restricted common stock activity awards for 2021 and 2020 is as follows:

	Number of Shares of Restricted Common Stock Awards	Average Grant- Date Fair Value
Unvested at January 1, 2020	—	$—
Granted	1,799,811	$1.27
Retroactive conversion of shares due to the Business Combination	7,144,653	$1.27
Unvested at December 31, 2020, as converted	8,944,464	$1.27
Granted	2,086,827	$2.66
Forfeited	(904,698)	$1.27
Vested	(4,647,142)	$1.27
Unvested at December 31, 2021	5,479,451	$1.80

1	These amounts give effect to the 1-to-4.969669 Stock Split in connection with the Business Combination that occurred in November 19, 2021.
The total expense of restricted common stock for the years ended December 31, 2021 and 2020 was $9,551 thousand and $0 thousand, respectively. As of December 31, 2021, the total compensation cost related to unvested restricted common stock not yet recognized is $6,219 thousand. Unvested restricted common stock not yet recognized is expected to be recognized over a weighted average period of 2.34 years.
Restricted Stock Units
The Legacy Local Bounti board of directors granted RSUs under the 2020 Plan. The Company has entered into various RSU agreements with both employees and nonemployees. The vesting for these RSUs range from three months to four years on a graded vesting schedule.
A summary of the change in control RSUs activity for 2021 (there was no activity prior to 2021) is as follows:

	Number of RSUs	Average Grant- Date Fair Value
Unvested at December 31, 2020	—	$—
Granted and vested	503,821	$9.60
Retroactive conversion of shares due to the Business Combination	2,000,003	$9.60
Forfeited	(2,485)	$9.97
Vested 2	(105,550)	$6.75

Unvested and outstanding at December 31, 2021	2,395,789	$9.73

1	These amounts give effect to the 1-to-4.969669 Stock Split in connection with the Business Combination that occurred on November 19, 2021.
2	These shares were net settled for 45,396 shares to cover the required withholding tax upon vesting.
The total expense value of RSUs for the years ended December 31, 2021 and 2020 was $3,402 thousand and $0 thousand respectively. As of December 31, 2021, the total compensation cost related to unvested RSUs not yet recognized is $20,616 thousand. Unvested RSUs not yet recognized are expected to be recognized over a weighted average period of 2.63 years.
Stock Restriction Agreements
On June 27, 2019, the Company entered into stock restriction agreements with two stockholders of the Company, whereby certain vesting restrictions were imposed on the stockholders’ shares as a condition to a third-party investor’s requirement to invest in the Company at a cash purchase price of approximately $19.67 per share. Under the stock restriction agreements, the Company has the exclusive option to repurchase all or any portion of the restricted shares held by the stockholders which have not vested upon termination of their services. The restricted shares are released from the Company’s option to repurchase in twelve quarterly installments. In April 2020, the Company entered into a settlement agreement for the repurchase of shares from one of the stockholders, as discussed in Note 11,
Stockholders’ Equity (Deficit)
. The grant date fair value of the restricted shares was deemed to be the price per share as determined in the contemporaneous issuance of common stock.
Compensation expense recorded was $4,942 thousand and $3,295 thousand for the years ended December 31, 2021 and 2020, respectively. In March 2021, the Company terminated the stock restriction agreement with the remaining stockholders and recognized all remaining unvested compensation expense during the first quarter of 2021.